ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

PORTUS HOLDINGS, INC. (the "Company") was incorporated in the State of Nevada on March 31, 2011. The Company is a Development Stage Company as defined by ASC 915-10. During 2012, the Company changed its fiscal year end to December 31 from March 31.

The Company's principal business is focused on creating a multilingual, multiple functionality, and global food and beverage service platform ("Portus Cloud"). Portus Cloud is a global, multilingual, cloud based food and beverage service "portal" where customers will be able to manage an entire food and beverage service business or enterprise anywhere in the world, anytime and in any language.

The financial information included herein is unaudited and has been prepared consistent with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8, Rule 8.03 of Regulation S-K. Accordingly, these financial statements do not include all information required by generally accepted accounting principles for annual financial statements. These statements should be read in conjunction with the audited financial statements and notes thereto included in the Company's annual report on Form 10-K for the year ended December 31, 2012. These interim financial statements contain all adjustments necessary in the opinion of management for a fair statement of results for the interim periods presented.

The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the full year.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

PORTUS HOLDINGS, INC. (the "Company") was incorporated in the State of Nevada on March 31, 2011. The Company is a Development Stage Company as defined by ASC 915-10. During 2012, the Company changed its fiscal year end to December 31 from March 31.

The Company's principal business is focused on creating a multilingual, multiple functionality, and global food and beverage service platform ("Portus Cloud"). Portus Cloud is a global, multilingual, cloud based food and beverage service "portal" where customers will be able to manage an entire food and beverage service business or enterprise anywhere in the world, anytime and in any language.

On October 12, 2012 Portus and Portus Acqusition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with SureQuest and its wholly owned SureQuestTX.